Summary Prospectus AUGUST 1, 2016

TIAA-CREF Money Market Fund

of the TIAA-CREF Funds

Class:	Institutional	Advisor	Premier	Retirement	Retail
Ticker:	TCIXX	TMHXX	TPPXX	TIEXX	TIRXX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.tiaa.org/tffixedre_pro. You can also get this information at no cost by calling 800-223-1200 or by sending an e-mail request to disclosure@tiaa.org. The Fund’s prospectus and Statement of Additional Information (“SAI”), each dated August 1, 2016, as subsequently supplemented, and the sections of the Fund’s shareholder report dated March 31, 2016 from “Summary Portfolio of Investments” through “Notes to Financial Statements,” are incorporated into this Summary Prospectus by reference and may be obtained free of charge at the website, phone number or e-mail address noted above.

Investment objective

The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Maximum sales charge imposed on purchases (percentage of offering price)	0%	0%	0%	0%	0%
Maximum deferred sales charge	0%	0%	0%	0%	0%
Maximum sales charge imposed on reinvested dividends and other distributions	0%	0%	0%	0%	0%
Redemption or exchange fee	0%	0%	0%	0%	0%
Account maintenance fee (annual fee on accounts under $2,000)	0%	0%	0%	0%	$15.00

TIAA-CREF Money Market Fund  ■  Summary Prospectus     1

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Advisor Class		Premier Class	Retirement Class	Retail Class

Management fees	0.10%	0.10%		0.10%	0.10%	0.10%
Distribution (Rule 12b-1) fees	—	—		0.15%	—	0.25%
Other expenses	0.04%	0.14%	1	0.04%	0.29%	0.13%
Total annual Fund operating expenses	0.14%	0.24%		0.29%	0.39%	0.48%
Waivers and expense reimbursements[2]	—	—		—	—	—
Total annual Fund operating expenses after fee
waiver and/or expense reimbursement	0.14%	0.24%		0.29%	0.39%	0.48%

1	Estimate is for the current fiscal year.
2

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc., has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.15% of average daily net assets for Institutional Class shares; (ii) 0.30% of average daily net assets for Advisor Class shares; (iii) 0.30% of average daily net assets for Premier Class shares; (iv) 0.40% of average daily net assets for Retirement Class shares; and (v) 0.50% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2017, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through July 31, 2017, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
1 year	$14	$25	$30	$40	$49
3 years	$45	$77	$93	$125	$154
5 years	$79	$135	$163	$219	$269
10 years	$179	$306	$368	$493	$604

Principal investment strategies

Prior to October 14, 2016, the Fund will invest in high-quality, short-term money market instruments. The Fund will invest primarily in debt obligations such as:

(1) Commercial paper (short-term “IOUs” issued by corporations and others) or variable-rate, floating-rate or variable-amount securities of domestic or foreign companies;

2     Summary Prospectus  ■  TIAA-CREF Money Market Fund

(2) Obligations of commercial banks, savings banks, savings and loan associations, and foreign banks whose latest annual financial statements show more than $1 billion in assets. These include certificates of deposit, time deposits, bankers’ acceptances and other short-term debt;

(3) Securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities;

(4) Other debt obligations issued by domestic or foreign companies;

(5) Repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or involving certificates of deposit, commercial paper or bankers’ acceptances;

(6) Obligations issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities; and/or

(7) Obligations of international organizations (and related government agencies) designated or supported by U.S. or foreign government agencies to promote economic development or international banking.

Effective October 14, 2016, the Fund intends to convert to a “government money market fund” as defined in the applicable rules governing money market funds. Therefore, effective October 14, 2016, the Fund will invest at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully by cash or U.S. Government securities. These investments include (1) securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities and (2) repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Short-term, U.S. Government securities generally pay interest that is among the lowest for income-paying securities. Because of this, the yield on the Fund will likely be lower than the yields on funds that invest in longer-term or lower-quality securities.

Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s investments will be made in accordance with the applicable rules governing the quality, maturity and diversification of securities and other instruments held by money market funds. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and invests in debt obligations with a remaining maturity of 397 days or less.

Prior to October 14, 2016, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), will limit the Fund’s investments to securities that present minimal credit risk and are rated in the highest rating categories for short-term instruments. The Fund will only purchase money market instruments that at the time of purchase are “First Tier Securities,” that is, instruments rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations (“NRSROs”), or rated within the highest short-term rating category by one NRSRO if it is the only NRSRO to have issued a rating for the security, or unrated securities of comparable quality or “Government Securities”

TIAA-CREF Money Market Fund  ■  Summary Prospectus     3

as such term is defined by the applicable rules governing money market funds. The Fund can also invest up to 30% of its assets in money market and debt instruments of foreign issuers denominated in U.S. dollars. Effective October 14, 2016, Advisors will limit the Fund’s investments to U.S. Government securities or securities that present minimal credit risks to the Fund and are of eligible quality.

A government money market fund is not required to impose liquidity fees or redemption gates, and the Fund does not currently intend to impose such fees and/or gates. However, the Fund’s Board of Trustees could elect to subject the Fund to such fees and/or gates in the future.

The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Current Income Risk—The risk that the income the Money Market Fund receives may fall as a result of a decline in interest rates. In a low or negative interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value (“NAV”) of $1.00 per share.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline.

4     Summary Prospectus  ■  TIAA-CREF Money Market Fund

This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• U.S. Government Securities Risk—Securities issued by the U.S. Government or one of its agencies or instrumentalities may receive varying levels of support from the U.S. Government, which could affect the Fund’s ability to recover should they default. To the extent the Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance.

• Floating and Variable Rate Securities Risk—Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the peer group average or mutual funds with similar investment objectives.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

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Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Premier, Retirement and Retail Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2015, and how those returns compare to those of the Fund’s peer group average. The Advisor Class does not have a full year of performance and is not included in the table.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. As of October 14, 2016, certain changes will be made to the Fund’s investment strategies. Performance information prior to this date reflects the Fund’s investment strategies before this date. As a result, the Fund’s performance after October 14, 2016 may differ materially from the performance information shown below for the period prior to October 14, 2016. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The peer group average listed below is unmanaged, and you cannot invest directly in the peer group average. The returns for the peer group average reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Money Market Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2016, was 0.14%.

6     Summary Prospectus  ■  TIAA-CREF Money Market Fund

Best quarter: 1.33%, for the quarter ended December 31, 2006. Worst quarter: 0.00%, for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2015

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	7/1/1999
Return Before Taxes†		0.02%	0.03%	1.37%
Retail Class	3/31/2006
Return Before Taxes†		0.00%	0.00%	1.30	%*
Retirement Class	3/31/2006
Return Before Taxes†		0.00%	0.00%	1.25	%*
Premier Class	9/30/2009
Return Before Taxes†		0.00%	0.00%	1.34	%*

iMoneyNet Money Fund Averages™—All Taxable		0.02%	0.02%	1.14%

Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Retail, Retirement and Premier Classes that is prior to their inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Retirement and Premier Classes. If those expenses had been reflected, the performance would have been lower.

†

Beginning August 27, 2013, part or all of the investment management fees of the Institutional, Retail, Retirement and Premier Classes are being voluntarily waived. In addition, the Fund’s adviser is reimbursing certain other Fund expenses. Beginning January 1, 2013, part or all of the 12b-1 distribution expenses of the Retail Class are being waived. Prior to that, beginning August 18, 2009 part or all of the 12b-1 distribution expenses were not being reimbursed to the Fund’s distributor. Also, beginning August 18, 2009 part or all of the service fees of the Retirement Class are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class are being voluntarily waived. Without these changes, the 7-day current and effective net annualized yields and total returns for the Fund would have been lower. The suspension of reimbursements and the addition of waivers are voluntary and may be discontinued at any time without notice.

For the Fund’s most current 7-day yield, please call the Fund at 800-842-2252.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Michael Ferraro, CFA	Joseph Rolston
Title:	Director	Director
Experience on Fund:	since 1999	since 2011

Purchase and sale of Fund shares

Institutional Class shares are available for purchase directly from the Fund by certain eligible investors (which include employee benefit plans and financial intermediaries). Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate

TIAA-CREF Money Market Fund  ■  Summary Prospectus     7

accounts. Premier Class and Retirement Class shares are generally available for purchase through employee benefit plans or other types of savings plans or accounts. Retail Class shares are available for purchase through certain financial intermediaries or by contacting the Fund directly at 800-223-1200 or www.tiaa.org.

• The minimum initial investment is $2 million and the minimum subsequent investment is $1,000 for Institutional Class shares, unless an investor purchases shares by or through financial intermediaries that have entered into an appropriate agreement with the Fund or its affiliates. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are exempt from initial and subsequent investment minimums.

• There is no minimum initial or subsequent investment for Advisor Class shares. Advisor Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Premier Class shares. Premier Class shares are primarily offered through certain financial intermediaries and employer-sponsored employee benefit plans.

• There is no minimum initial or subsequent investment for Retirement Class shares. Retirement Class shares are primarily offered through employer-sponsored employee benefit plans.

• The minimum initial investment for Retail Class shares is $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE MKT is open for trading (each such day a “Business Day”). Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

8     Summary Prospectus  ■  TIAA-CREF Money Market Fund

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Money Market Fund  ■  Summary Prospectus     9

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  A11992 (8/16)